Derivative financial liability – current (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of derivative financial liability

	As at June 30, 2024 unaudited £’000	As at December 31, 2023 £’000
At January 1	4,160	85
Warrants issued	1,368	4,562
Transfer to share premium on exercise of warrants	(3,618)	-
Gain recognised in finance income within the consolidated statement of comprehensive income	(751)	(487)
	1,159	4,160

Schedule of warrant exercise price

	ADS Warrants Number	Original price per ADS	New price per ADS	Equivalent Ordinary Shares (400 Ordinary Shares per ADS) Number
Series E warrants	1,572,674	$2.20	$1.50	629,069,600
Series F warrants	2,463,477	$2.20	$1.50	985,390,800

Schedule of warrants outstanding

	At December 31, 2022	Lapsed	Granted	At December 31, 2023	Lapsed	Granted	Exercised	At June 30, 2024 unaudited
ADSs warrants
May 2024 grant	–	–	–	–	–	6,054,230	–	6,054,230
December 2023 grant	–		6,000,126	6,000,126	–	–	(4,282,895)	1,717,231
May 2023 grant	–		276,689	276,689	–	–	–	276,689
May 2020 grant	838	–	–	838	–	–	–	838
October 19 grant	392	–	–	392	–	–	–	392
Ordinary Shares
DARA Options	138	(10)	–	128	(29)	–	–	99

Schedule of fair value of this financial liability

Financial liabilities	Fair value as at June 30, 2024	Fair value as at December 31, 2023	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability – Series H warrants	£179,000	–	Level 3	Black-Scholes Model	Volatility rate of 100% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

					Expected life between a range of 0.1 and 0.89 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

					Risk-free rate of 5.09% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series G warrants	£591,000	–	Level 3	Black-Scholes Model	Volatility rate of 95% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

					Expected life between a range of 0.1 and 4.33 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

					Risk-free rate of 4.33% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability - Series F warrants	£16,000	£2,592,000	Level 3	Black-Scholes Model	Volatility rate of 120% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

					Expected life between a range of 0.1 and 0.48 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

					Risk-free rate of 5.33% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series E warrants	£343,000	£1,444,000	Level 3	Black- Scholes Model	Volatility rate of 100% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

					Expected life between a range of 0.1 and 4.48 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

					Risk-free rate of 4.33% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – Series D warrants	£30,000	£124,000	Level 3	Black- Scholes Model	Volatility rate of 105% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

					Expected life between a range of 0.1 and 4.43 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

					Risk-free rate of 4.53% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – May 2020 warrants	–	–	Level 3	Black- Scholes Model	Volatility rate of 100% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

					Expected life between a range of 0.1 and 1.38 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

					Risk-free rate of 4.90% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Equity settled financial derivative liability – October 2019 Warrants	–	–	Level 3	2023 – Black- Scholes Model	Volatility rate of 100% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

					Expected life between a range of 0.1 and 1.00 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

					Risk-free rate of 5.09% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Total	£1,159,000	£4,160,000